UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2020

Date of reporting period: November 30, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Schedule of Investments

November 30, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Consumer Discretionary — 11.9%
H&R Block	64,895	$1,582,140
MGM Resorts International	50,064	1,599,545
Newell Brands	83,579	1,606,388
		4,788,073
Consumer Staples — 16.0%
Costco Wholesale	5,336	1,599,786
Lamb Weston Holdings	19,120	1,605,698
Philip Morris International	19,471	1,614,730
Walgreens Boots Alliance	26,744	1,593,942
		6,414,156
Energy — 4.0%
Kinder Morgan	81,275	1,593,803

Financials — 4.0%
Wells Fargo	29,567	1,610,219

Health Care — 8.0%
Allergan	8,668	1,603,060
Stryker	7,839	1,605,897

		3,208,957
Industrials — 20.0%
General Dynamics	8,828	1,604,401
Huntington Ingalls Industries	6,376	1,604,649
IDEX	9,857	1,604,128
Raytheon	7,339	1,595,645
United Technologies	10,788	1,600,292
		8,009,115
Information Technology — 12.0%
FLIR Systems	29,822	1,597,266
Global Payments	8,885	1,609,074
Oracle	28,381	1,593,309
		4,799,649
Materials — 4.0%
Air Products & Chemicals	6,807	1,608,698

Real Estate — 12.0%
Apartment Investment & Management, Cl A ‡	29,914	1,608,476
Essex Property Trust ‡	5,133	1,602,420
Kimco Realty ‡	74,166	1,603,469
		4,814,365
Utilities — 8.0%
Ameren	21,667	1,610,508
Sempra Energy	10,901	1,605,390
		3,215,898

Total Common Stock
(Cost $40,183,629)		40,062,933

Total Investments in Securities - 99.9%
(Cost $40,183,629)		$40,062,933

Percentages are based on net assets of $40,095,030.

‡	Real Estate Investment Trust
Cl — Class

As of November 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2019, there were no transfers in or out of Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

VES-QH-001-0300

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 29, 2020

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: January 29, 2020